Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Continuing Operations [Member]	Dec. 31, 2012 Continuing Operations [Member]	Dec. 31, 2013 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense	$ 46,000	$ 63,000		$ 256,000	$ 249,000	$ 10,022,000	$ 11,140,000
Monthly Lease And Rental Expense			$ 11,000